CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CASH PROVIDED BY OPERATIONS:
Net income	$ 72.7	$ 320.6	$ 93.3
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	403.7	402.9	392.7
Equity in earnings of unconsolidated subsidiary	(0.9)	0.0	0.0
Deferred Income Tax Expense Benefit Including Discontinued Operations	24.7	(37.9)	(1.1)
Provision for pension and other postretirement benefits	12.5	15.0	34.0
Share-based compensation expense	29.0	34.6	33.6
Gain on sale of assets to unconsolidated subsidiary	(157.4)	0.0	0.0
(Gain) loss on disposals of property and equipment	9.4	8.7	(7.7)
Contingent payment derivative	0.1	(6.1)	0.0
Asset impairment charges	0.0	34.3	329.8
Gain (Loss) on Repurchase of Debt Instrument	0.0	24.0	1.0
Other	1.5	3.7	0.5
Changes in current assets and liabilities:
Receivables - trade and other	82.9	109.2	134.7
Prepaid expenses and other current assets	14.2	9.2	0.6
Accounts payable	1.9	(4.0)	23.2
Accrued income taxes	(3.8)	(3.4)	10.6
Other current liabilities	7.8	(27.2)	(11.9)
Other postretirement benefit claims paid	(18.4)	(7.9)	(4.4)
Contributions to pension plans	(29.3)	(22.5)	(11.4)
Deferred revenue	(112.8)	63.7	(3.1)
Net changes in other noncurrent assets and liabilities	(38.0)	12.7	(15.3)
Net cash provided by (used in) operations	299.8	929.6	999.1
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditures	(100.6)	(117.6)	(722.9)
Proceeds from (Payments for) Other Financing Activities	(7.7)	0.0	0.0
Investment in unconsolidated subsidiary	(30.0)	0.0	0.0
Contributions to unconsolidated subsidiary for note receivable	(357.7)	0.0	0.0
Proceeds from sale of assets to unconsolidated subsidiary	357.7	0.0	0.0
Repayments of note receivable from unconsolidated subsidiary	87.5	0.0	0.0
Proceeds from disposals of property and equipment	3.3	6.2	19.4
Net cash provided by (used in) investing activities	(47.5)	(111.4)	(703.5)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from borrowings	0.0	500.0	220.0
Reductions of long-term debt	(170.0)	(511.8)	(317.9)
Payments of Financing Costs	0.0	24.0	1.0
Dividends paid	0.0	0.0	(50.5)
Debt issue costs	0.0	(8.7)	0.0
Shares repurchased for tax withholdings on vesting of restricted share units	(5.7)	(5.0)	(1.2)
Excess tax benefits from share-based compensation	0.0	2.6	0.0
Net cash provided by (used in) financing activities	(175.7)	(46.9)	(150.6)
INCREASE IN CASH AND CASH EQUIVALENTS	76.6	771.3	145.0
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	1,255.5	484.2	339.2
CASH AND CASH EQUIVALENTS, END OF PERIOD	$ 1,332.1	$ 1,255.5	$ 484.2